INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of intangible assets

Amounts in € ‘000	Transgenic technology	RUCONEST® for HAE (EU)	Development costs	Re-acquired rights and Licenses	Novartis License	Software	Total
At cost	2,651	528	4,861	55,860	—	—	63,900
Accumulated:
Amortization charges	(2,616)	(431)	—	(5,759)	—	—	(8,806)
Impairment charges	(35)	—	(2,624)	—	—	—	(2,659)
Carrying value at January 1, 2019	—	97	2,237	50,101	—	—	52,435

Amortization charges	—	(53)	—	(2,793)	—	(38)	(2,884)
Impairment charges	—	—	732	—	—	—	732
Capitalized development costs	—	—	1,335	—	—	—	1,335
Assets acquired	—	—	—	—	18,702	489	19,191
Movement 2019	—	(53)	2,067	(2,793)	18,702	451	18,374

At cost	2,651	528	6,196	55,860	18,702	489	84,426
Accumulated:
Amortization charges	(2,616)	(484)	—	(8,552)	—	(38)	(11,690)
Impairment charges	(35)	—	(1,892)	—	—	—	(1,927)
Carrying value at December 31, 2019	—	44	4,304	47,308	18,702	451	70,809

Amortization charges	—	(44)	—	(3,418)	—	(46)	(3,508)
Impairment charges	—	—	—	—	—	—	—
Capitalized development costs	—	—	139	—	—	—	139
Assets acquired	—	—	—	7,500	1,385	290	9,175
Movement 2020	—	(44)	139	4,082	1,385	244	5,806

At cost	2,651	528	6,335	63,360	20,087	779	93,740
Accumulated:
Amortization charges	(2,616)	(528)	—	(11,970)	—	(84)	(15,198)
Impairment charges	(35)	—	(1,892)	—	—	—	(1,927)
Carrying value at December 31, 2020	—	—	4,443	51,390	20,087	695	76,615